Subsequent Events	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events

Note 7 — Subsequent Events

The Company evaluated events that have occurred after the balance sheet date through the date on which the financial statements are issued. Based upon this review, the Company did not identify any subsequent events, except as noted above in Note 1, 3, 4, 5 and 6, that would have required adjustment or disclosure in the financial statements.

Note 9 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred up to the date unaudited condensed consolidated financial statements were available to be issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

Benson Hill, Inc
Subsequent Events

20. Subsequent Events

We consider events or transactions that occur after the balance sheet date but prior to the date the condensed consolidated financial statements are available to be issued for potential recognition or disclosure in the financial statements. The Company has completed an evaluation of all subsequent events after the balance sheet date of June 30, 2021 through August 11, 2021, the date the accompanying condensed consolidated financial statements were available to be issued, to ensure that these financial statements include appropriate disclosure of events both recognized in the condensed consolidated financial statements as of June 30, 2021, and events that occurred subsequently but were not recognized in the condensed consolidated financial statements.

No subsequent events requiring disclosure were identified with the exception of the extension of the Revolver disclosed in Note 11.

20. Subsequent Events (continued)

Events Subsequent to the Original Issuance of Condensed Consolidated Financial Statements

In connection with the reissuance of the condensed consolidated financial statements, the Company has evaluated subsequent events in accordance with U.S. GAAP through October 22, 2021, the date the condensed consolidated financial statements were available to be reissued.

On September 17, 2021, the Company acquired a soybean processing facility and related assets for a purchase price of approximately $10.0 million, plus the value of certain physical inventory. In connection with the purchase, the Company also entered into a long-term ground lease for the real estate upon which the soybean processing facility is located.

Additionally, on September 29, 2021 the Company consummated the previously announced business combination with Star Peak Corp II (“STPC”). As a result of the business combination, each outstanding share of common stock of the Company, was canceled and converted into the right to receive the number of shares of common stock of STPC on a ratio equal to 1.0754. Concurrently with the consummation of the merger, certain purchasers agreed to purchase from STPC an aggregate of 22,500,000 shares of common stock of STPC (the “PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $225,000,000. In connection with the closing of the merger, the sale of the PIPE Shares was consummated, and the combined company changed its name from Star Peak Corp II to Benson Hill, Inc.

As a result of the merger, the Company's existing stockholders hold the majority of voting rights in the combined company and are the largest single voting interest block in the combined company, the Company's senior management comprises all of the senior management of the combined company, and the directors nominated by the Company represent the majority of the directors on the board of directors of the combined company.

The transaction provided the combined company with $320.3 million of gross proceeds, including the fully committed private placement of the PIPE Shares. The Company is the accounting predecessor, and the combined company is the successor registrant with the SEC. While the legal acquirer in the merger agreement is STPC, for financial accounting and reporting purposes under GAAP, the Company is the accounting acquirer, and the merger is accounted for as a “reverse recapitalization.” A reverse recapitalization (i.e., a capital transaction involving the issuance of stock by STPC for the stock of the Company) does not result in a new basis of accounting, and the consolidated financial statements of the combined entity represent the continuation of the consolidated financial statements of the Company.

23. Subsequent Events

We consider events or transactions that occur after the balance sheet date but prior to the date the financial statements are available to be issued for potential recognition or disclosure in the financial statements. The Company has completed an evaluation of all subsequent events after the audited balance sheet date of December 31, 2020 through May 10, 2021, the date the accompanying financial statements were available to be issued, to ensure that these financial statements include appropriate disclosure of events both recognized in the financial statements as of December 31, 2020, and events that occurred subsequently but were not recognized in the financial statements.

No additional subsequent events requiring disclosure were identified with the exception of items disclosed in Note 12 and Note 21, and those disclosed below.

On May 8, 2021, Benson Hill entered into an Agreement and Plan of Merger (the Merger Agreement) with Star Peak Corp II (STPC). Pursuant to the terms of the Merger Agreement, a business combination between STPC and Benson Hill will be effected through the merger of STPC II Merger Sub Corp (the Merger Sub) with and into Benson Hill, with Benson Hill surviving as a wholly owned subsidiary of STPC (the Merger). Upon the completion of the Merger, owners of Benson Hill common stock and owners of Redeemable Convertible Preferred Stock will exchange their interests in Benson Hill for shares of common stock of the combined entity. In addition, Benson Hill’s existing equity incentive plan will be terminated; awards issued under Benson Hill’s existing equity incentive plan will be exchanged for awards issued under a new equity incentive plan to be adopted by the combined entity. Lastly, immediately after the completion of the Merger, certain investors have agreed to subscribe for and purchase an aggregate of $225,000 of common stock of the combined entity. As a condition precedent to the Merger, the Company must extinguish all outstanding debt which will trigger a prepayment penalty estimated at $3,700.

The combined entity will continue to operate under the Benson Hill management team, led by chief executive officer Matt Crisp. The boards of directors of both STPC and Benson Hill have approved the proposed Merger. Completion of the Merger, which is expected in the third quarter of 2021, is subject to approval of STPC’s shareholders.